Operating lease receivables - Prepaid Expenses and Other Current Assets (Details) - USD ($)	3 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Receivables [Line Items]
Advance payments		$ 19,308,297	$ 17,201,933	$ 0
Other accounts receivables		328,082	7,486,147	0
Property expenses		1,638,607	543,804	0
Prepaid expenses		24,406	76,467	483,581
Prepaid expenses and other current assets		21,299,392	25,308,351	483,581
Period for conditions to be met for acquisition (in months)	18 months
Period for conditions to be met for acquisition, extension (in months)	18 months
Advance payments forfeited	$ 1,000,000
Investment properties		$ 3,212,164,164	2,738,465,276	$ 2,263,170,941	$ 2,103,214,762
Land Reserve In Queretaro
Operating Lease Receivables [Line Items]
Investment properties			$ 7,486,147